Organization and nature of operations - Schedule of Subsidiaries Activities (Details)	12 Months Ended
Jun. 30, 2026
BU Creation Limited [Member]
Schedule of Subsidiaries Activities [Line Items]
Date of Incorporation	May 11, 2017
Jurisdiction of Formation	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Provision of fully integrated event design, event planning, event production, and on-site event management services
BU Workshop Limited [Member]
Schedule of Subsidiaries Activities [Line Items]
Date of Incorporation	Sep. 13, 2019
Jurisdiction of Formation	Hong Kong
Percentage of direct/indirect Economic Ownership	75.00%
Principal Activities	Provision of stage production services, including merchandizing and selling event set furniture and decor
BUUU Enterprise Limited [Member]
Schedule of Subsidiaries Activities [Line Items]
Date of Incorporation	Mar. 24, 2026
Jurisdiction of Formation	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Dormant
CIRRUSLINK PTE. LTD. [Member]
Schedule of Subsidiaries Activities [Line Items]
Date of Incorporation	Aug. 13, 2025
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Dormant